DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Net Financial Results (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Financial income [Abstract]
Interest income	$ 546,600		$ 979,612		$ 2,817,393
Foreign exchange gain	4,968,821		10,640,197		17,098,238
Subtotal	5,515,421		11,619,809		19,915,631
Financial expenses [Abstract]
Interests expense	(3,358,279)	[1]	(3,416,877)	[1]	(3,508,840)
Foreign exchange loss	(14,836,082)		(21,287,642)		(27,481,250)
Less: Capitalized financing costs	0		607,453		0
Subtotal	(18,194,361)		(24,097,066)		(30,990,090)
Other financial results [Abstract]
Notes repurchase results	399,356		0		0
Derivative financial instrument results	449,575		(26,101)		222,171
Fair value (losses) / gains on financial instruments through profit or loss	(7,265,635)		738,179		2,875,311
Others	(358,075)		(557,712)		(510,009)
Subtotal	(6,774,779)		154,366		2,587,473
Gain on net monetary position	6,482,061		8,378,326		2,526,114
Total	(12,971,658)		(3,944,565)		$ (5,960,872)
Accrued interest on lease liabilities	$ 242,337		$ 265,398

[1]	Includes Ps. 242,337 and Ps. 265,398 of accrued interest corresponding to leasing liabilities, for the years ended December 31, 2020 and 2019.